6. INVENTORIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories Details 1
Provision for inventory losses, beginning	R$ (101,176)	R$ (111,427)
Reversal / (losses) for slow-moving and obsolescence	(34,664)	10,251
Provision for inventory losses, ending	R$ (135,840)	R$ (101,176)